UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/13

Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2013 (unaudited)

	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 43.0%		
Finance 43.0%		
[a]Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	400,000	$ 403,608
[a,b]Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	52,614
[a,c]Arkle Master Issuer PLC, 2010-2A, 1A1, 144A, 1.674%, 5/17/60 (Great Britain)	750,000	751,538
Banc of America Commercial Mortgage Inc.,		
[c]2003-2, A4, 5.061%, 3/11/41	100,955	101,294
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,068,151
2006-4, AJ, 5.695%, 7/10/46	450,000	450,251
2006-4, AM, 5.675%, 7/10/46	300,000	333,292
[c]Banc of America Funding Corp., 2006-G, 2A3, 0.362%, 7/20/36	139,726	134,914
[a,c]Banc of America Large Loan, 2010-HLTN, 144A, 2.493%, 11/15/15	1,072,463	1,075,920
[c]Bear Stearns Alt-A Trust, 2004-13, A2, 1.073%, 11/25/34	313,736	270,199
Bear Stearns Commercial Mortgage Securities Inc.,		
[c]2006-PW11, AJ, 5.435%, 3/11/39	750,000	765,777
[c]2006-PW12, AJ, 5.754%, 9/11/38	300,000	299,944
2006-PW13, AJ, 5.611%, 9/11/41	750,000	732,478
[c]2007-PW16, AM, 5.713%, 6/11/40	750,000	836,224
[c]Bear Stearns Commercial Mortgage Securities Trust, 2004-PWR3, E, 4.998%, 2/11/41	425,000	431,214
CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33	681,031	702,405
Citigroup Commercial Mortgage Trust,		
2006-C5, AJ, 5.482%, 10/15/49	440,000	410,614
[c]2007-C6, AM, 5.696%, 6/10/17	500,000	549,881
[c]Citigroup Mortgage Loan Trust Inc.,		
2006-WFH3, A3, 0.343%, 10/25/36	393,556	389,380
[a]2013-A, A, 144A, 3.00%, 5/25/42	262,085	255,904
[c]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, 5.688%, 10/15/48	450,000	399,834
[c]Commercial Mortgage Trust, 2005-GG5, AM, 5.277%, 4/10/37	200,000	212,931
[a]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	763,867	793,505
Countrywide Asset-Backed Certificates,		
[c]2004-1, M1, 0.943%, 3/25/34	250,000	232,082
[c]2004-7, MV3, 0.893%, 12/25/34	190,207	188,541
[c]2004-14, M1, 0.703%, 6/25/35	345,083	338,994
2005-12, 1A3, 4.947%, 4/25/33	297,579	299,754
Countrywide Home Loans, 2003-14, A3, 5.50%, 6/25/33	214,498	216,087
[a,c]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.350%, 3/26/36	284,098	298,544
[a,c]Crest Ltd., 2004-1A, A, 144A, 0.606%, 1/28/20	229,504	224,213
[a]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	280,000	282,120
[a,c]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.502%, 10/20/43	514,253	481,739
[c]First Franklin Mortgage Loan Asset-Backed Certificates,		
2004-FF11, 1A2, 0.893%, 1/25/35	72,981	72,711
2005-FF6, M1, 0.613%, 5/25/36	300,000	294,359
FNMA,		
[c]2007-1, NF, 0.443%, 2/25/37	377,903	379,390
G93-33, K, 7.00%, 9/25/23	810,488	919,618
[a,c]Fosse Master Issuer PLC, 2011-1A, A2, 144A, 1.677%, 10/18/54 (Great Britain)	702,983	710,568
[a]G-Force LLC, 2005-RRA,		
A2, 144A, 4.83%, 8/22/36	158,445	159,998
B, 144A, 5.09%, 8/22/36	300,000	289,780
C, 144A, 5.20%, 8/22/36	300,000	278,943
[a,c]G-Star Ltd., 2002-2A, BFL, 144A, 2.193%, 10/25/37	75,878	75,628
[c,d]German Residential Asset Note Distributor PLC, 1,		
A, Reg S, 1.615%, 1/20/21 (Germany)	161,286 EUR	209,413
C, Reg S, 2.095%, 1/20/21 (Germany)	276,490 EUR	357,913
GMAC Commercial Mortgage Securities Inc.,		
[c]2004-C3, D, 5.044%, 12/10/41	975,000	421,814
2005-C1, B, 4.936%, 5/10/43	800,000	372,000
Green Tree Financial Corp.,		
1996-9, M1, 7.63%, 8/15/27	400,000	461,694

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

1997-3, A6, 7.32%, 3/15/28	45,930		49,986
1997-6, A7, 7.14%, 1/15/29	32,799		34,948
1998-4, A7, 6.87%, 4/01/30	179,599		191,568
1999-3, A7, 6.74%, 2/01/31	293,786		298,046
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	572,795		579,368
[c]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, 0.913%, 7/25/30	119,779		118,556
[c]Greenwich Capital Commercial Funding Corp., 2006-GG7,			
AJ, 5.86%, 7/10/38	400,000		387,913
AM, 5.86%, 7/10/38	200,000		219,068
[c]GSAA Home Equity Trust, 0.563%, 6/25/35	264,118		240,292
[c]GSAMP Trust, 2005-HE3, M2, 0.863%, 6/25/35	386,636		355,840
[a,c]Holmes Master Issuer PLC,			
2010-1A, A2, 144A, 1.677%, 10/15/54 (Great Britain)	440,771		443,511
2011-1A, A2, 144A, 1.627%, 10/15/54 (Great Britain)	246,144		248,063
[c]Home Equity Mortgage Trust, 2004-4, M3, 1.168%, 12/25/34	623,352		541,549
JPMorgan Chase Commercial Mortgage Securities Corp.,			
[c]2006-CB14, AM, 5.448%, 12/12/44	1,000,000		1,085,084
[c]2006-CB14, B, 5.538%, 12/12/44	1,000,000		354,050
2006-CB17, AM, 5.464%, 12/12/43	490,000		487,109
[c]2006-LDP7, AJ, 5.863%, 4/15/45	385,000		386,541
[c]JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CIBC16, B, 5.672%, 5/12/45	400,000		285,207
[c]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.343%, 5/25/36	491,617		476,036
[a,c]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.394%, 12/10/43 (Ireland)	335,730		322,621
[a,c]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.973%, 12/25/32	107,644		106,209
[c]LB-UBS Commercial Mortgage Trust,			
2006-C1, AJ, 5.276%, 2/15/41	350,000		342,604
2006-C4, AJ, 5.884%, 6/15/38	500,000		499,992
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	829,752		835,548
[a,c]LNR CDO 2003-1 Ltd., 2003-1A, B, 144A, 1.493%, 7/23/36	80,522		80,050
[c]Master Asset-Backed Securities Trust, 2004-HE1, M2, 0.923%, 9/25/34	250,000		242,777
[c]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.933%, 3/25/28	499,439		498,496
[c]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.282%, 11/12/37	322,000		332,691
[c]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	174,461		193,449
[c]Morgan Stanley ABS Capital I Inc. Trust,			
2003-HE1, M1, 1.393%, 5/25/33	522,807		461,686
2005-WMC, M2, 0.928%, 1/25/35	386,102		366,503
Morgan Stanley Capital I Trust,			
[a]2005-RR6, AJ, 144A, 5.233%, 5/24/43	300,000		292,780
[c]2006-HQ8, AJ, 5.496%, 3/12/44	399,000		407,047
[a,c]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.613%, 12/24/39	213,348		203,362
[c]Novastar Home Equity Loan, 2004-4, M4, 1.843%, 3/25/35	1,500,000		1,475,446
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	732,325		743,204
[a,c]Permanent Master Issuer PLC, 2011-2A, 1A1, 144A, 1.777%, 7/15/42 (Great Britain)	750,000		753,188
Residential Asset Securities Corp.,			
2004-KS1, AI4, 4.213%, 4/25/32	308,764		308,078
2004-KS8, AI6, 4.79%, 9/25/34	467,019		460,545
[c]2005-AHL2, A2, 0.453%, 10/25/35	31,536		31,391
[c]Residential Funding Mortgage Securities II,			
2002-HI5, M1, 6.14%, 1/25/28	174,844		178,715
2003-HI2, M2, 5.08%, 7/25/28	346,948		352,311
2004-HI3, A5, 5.48%, 6/25/34	249,976		259,800
[c]Soundview Home Equity Loan Trust, 2005-D01, M2, 0.643%, 5/25/35	440,664		439,066
[c]Specialty Underwriting & Residential Finance, 2005-BC3, M1, 0.643%, 6/25/36	376,483		374,415
[a]Springleaf Mortgage Loan Trust,			
2012-2A, A, 144A, 2.22%, 10/25/57	238,927		242,355
[c]2013-1A, M4, 144A, 4.44%, 6/25/58	400,000		402,794
[c,d]Talisman 6 Finance, Reg S, 0.391%, 10/22/16	335,683	EUR	393,248
[a,c]Terwin Mortgage Trust, 2005-8HE, A3, 144A, 0.563%, 7/25/35	299,052		298,511
[c]Travelers Mortgage Services Inc., 1998-5A, A, 2.375%, 12/25/18	53,848		53,915
Vanderbilt Mortgage Finance, 2002-C, M1, 7.82%, 12/07/32	398,280		426,768
Wachovia Bank Commercial Mortgage Trust,			
[a]2003-C7, A2, 144A, 5.077%, 10/15/35	242,855		243,846
[c]2006-C25, AJ, 5.731%, 5/15/43	300,000		300,745
[c]5.731%, 5/15/16	1,000,000		892,670

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

[c]WAMU Mortgage Pass-Through Certificates, 2005-AR8, 2A1A, 0.483%, 7/25/45	241,491	224,399
Wells Fargo Mortgage Backed Securities Trust,		
[c]2004-W, A9, 2.695%, 11/25/34	312,238	321,949
[c]2005-AR10, 2A3, 2.636%, 6/25/35	300,143	293,845
2007-3, 3A1, 5.50%, 4/25/37	149,929	154,974
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $39,427,405)		40,582,503
Mortgage-Backed Securities 99.6%		
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 13.2%		
FHLMC, 1.875%, 4/01/17	15,788	16,452
FHLMC, 2.001%, 11/01/16	65,780	66,144
FHLMC, 2.083%, 5/01/20	84,895	86,901
FHLMC, 2.125%, 3/01/19	8,801	9,356
FHLMC, 2.14%, 9/01/20	40,892	41,190
FHLMC, 2.182%, 3/01/25	57,655	59,465
FHLMC, 2.184%, 11/01/25	58,265	61,378
FHLMC, 2.246%, 7/01/22	502,025	535,443
FHLMC, 2.294%, 5/01/22	43,868	44,172
FHLMC, 2.313%, 6/01/23	26,553	27,025
FHLMC, 2.32%, 3/01/19	61,055	61,455
FHLMC, 2.355%, 1/01/32	42,868	44,712
FHLMC, 2.375%, 4/01/18	21,190	21,393
FHLMC, 2.393%, 4/01/24	97,700	97,983
FHLMC, 2.405%, 11/01/29	32,714	32,967
FHLMC, 2.47%, 4/01/23	8,766	8,827
FHLMC, 2.491%, 1/01/31	101,600	108,851
FHLMC, 2.50%, 7/01/24 - 2/01/27	93,772	95,970
FHLMC, 2.523%, 9/01/30	18,437	19,641
FHLMC, 2.559%, 12/01/24	27,028	27,230
FHLMC, 2.563%, 11/01/37	2,530,505	2,692,110
FHLMC, 2.594%, 12/01/30	54,605	58,531
FHLMC, 2.60%, 7/01/24	7,912	7,944
FHLMC, 2.631%, 5/01/37	1,161,481	1,240,536
FHLMC, 2.635%, 8/01/23	9,136	9,781
FHLMC, 2.76%, 5/01/28	26,133	26,263
FHLMC, 2.767%, 3/01/24	19,961	20,085
FHLMC, 2.772%, 11/01/37	1,185,912	1,262,756
FHLMC, 2.787%, 6/01/37	3,536,912	3,803,765
FHLMC, 2.802%, 1/01/28 - 4/01/31	226,574	233,737
FHLMC, 2.865%, 10/01/36	553,472	591,731
FHLMC, 2.875%, 1/01/18	16,267	16,377
FHLMC, 3.033%, 8/01/31	27,105	27,478
FHLMC, 3.096%, 10/01/18	66,952	67,237
FHLMC, 3.19%, 4/01/30	572,381	604,025
FHLMC, 3.38%, 5/01/24	18,996	19,233
FHLMC, 4.999%, 7/01/30	285,869	291,244
FHLMC, 6.876%, 11/01/19	63,051	69,102
		12,508,490
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 12.9%		
[e]FHLMC Gold 30 Year, 3.00%, 7/01/43	5,500,000	5,362,500
[e]FHLMC Gold 30 Year, 3.50%, 6/01/42	750,000	759,844
FHLMC Gold 30 Year, 4.50%, 4/01/40	1,710,539	1,803,292
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	268,789	289,283
FHLMC Gold 30 Year, 5.00%, 2/01/39	1,351,407	1,440,970
FHLMC Gold 30 Year, 5.50%, 9/01/33	141,053	152,885
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	611,689	663,035
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	360,369	405,195
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	370,584	419,564
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	128,261	141,988
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30	120,055	127,963
FHLMC Gold 30 Year, 9.00%, 9/01/30	90,082	105,428
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	206,418	225,013
FHLMC PC 30 Year, 8.50%, 5/01/17	238,884	259,202
FHLMC PC 30 Year, 9.00%, 6/01/16	406	435
FHLMC PC 30 Year, 9.25%, 8/01/14	1,484	1,502

FHLMC PC 30 Year, 9.50%, 8/01/19	10,984	11,261
		12,169,360
[c]**Federal National Mortgage Association (FNMA) Adjustable Rate 18.3%**		
FNMA, 1.77%, 1/01/28	15,113	15,176
FNMA, 1.913%, 4/01/31	41,517	41,898
FNMA, 2.075%, 4/01/21	7,282	7,666
FNMA, 2.182%, 1/01/23	24,166	25,269
FNMA, 2.20%, 1/01/23	16,101	16,134
FNMA, 2.204%, 11/01/31	158,853	168,685
FNMA, 2.208%, 7/01/14	30,920	31,081
FNMA, 2.21%, 7/01/21	25,953	26,164
FNMA, 2.217%, 1/01/18	803,383	828,214
FNMA, 2.229%, 4/01/18	12,583	13,227
FNMA, 2.24%, 3/01/23	29,083	29,525
FNMA, 2.246%, 2/01/32	79,998	84,733
FNMA, 2.25%, 9/01/18 - 11/01/28	215,182	223,719
FNMA, 2.27%, 7/01/27	31,383	31,957
FNMA, 2.277%, 12/01/31	19,474	19,709
FNMA, 2.279%, 3/01/22	52,245	52,380
FNMA, 2.28%, 12/01/25	33,787	36,124
FNMA, 2.291%, 7/01/19	407,646	435,372
FNMA, 2.302%, 8/01/25	56,944	60,849
FNMA, 2.304%, 6/01/24	55,204	58,768
FNMA, 2.32%, 5/01/27	91,300	95,911
FNMA, 2.325%, 12/01/23 - 8/01/27	221,923	228,090
FNMA, 2.355%, 7/01/25	24,388	25,086
FNMA, 2.377%, 7/01/25	38,802	41,603
FNMA, 2.385%, 12/01/22	21,220	22,613
FNMA, 2.392%, 8/01/29	32,365	34,548
FNMA, 2.40%, 6/01/31	319,952	325,459
FNMA, 2.412%, 4/01/33	57,211	59,444
FNMA, 2.433%, 7/01/38	95,978	97,838
FNMA, 2.45%, 1/01/23	61,486	65,606
FNMA, 2.451%, 5/01/24	18,626	19,118
FNMA, 2.455%, 10/01/26	13,990	14,806
FNMA, 2.458%, 4/01/27	87,786	88,286
FNMA, 2.46%, 11/01/21 - 5/01/22	121,794	123,888
FNMA, 2.465%, 5/01/31	22,973	23,264
FNMA, 2.47%, 4/01/27	42,089	45,000
FNMA, 2.473%, 6/01/29	28,136	29,704
FNMA, 2.48%, 2/01/21	53,006	55,161
FNMA, 2.488%, 9/01/24	59,633	62,816
FNMA, 2.50%, 1/01/17 - 7/01/27	28,120	28,400
FNMA, 2.504%, 12/01/36	611,514	647,329
FNMA, 2.534%, 10/01/24	220,353	236,137
FNMA, 2.556%, 10/01/20	8,738	8,950
FNMA, 2.565%, 9/01/32	309,260	329,514
FNMA, 2.585%, 2/01/20 - 10/01/32	295,785	303,127
FNMA, 2.605%, 9/01/39	2,431,432	2,588,304
FNMA, 2.608%, 1/01/28	153,229	164,657
FNMA, 2.616%, 6/01/35	4,073,844	4,351,994
FNMA, 2.63%, 10/01/19	109,691	108,588
FNMA, 2.645%, 7/01/26 - 9/01/27	57,746	59,600
FNMA, 2.648%, 4/01/18	86,026	89,994
FNMA, 2.658%, 10/01/36	1,132,997	1,205,575
FNMA, 2.693%, 9/01/37	2,524,832	2,690,638
FNMA, 2.718%, 4/01/28	39,693	42,671
FNMA, 2.723%, 6/01/28	6,923	6,952
FNMA, 2.73%, 5/01/27	9,680	9,880
FNMA, 2.75%, 1/01/24	18,625	19,921
FNMA, 2.77%, 8/01/26	101,135	101,933
FNMA, 2.87%, 5/01/30	66,345	69,277
FNMA, 2.902%, 5/01/21	104,999	109,537
FNMA, 3.028%, 7/01/31	314,269	331,871
FNMA, 3.25%, 12/01/24	39,142	41,079

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

FNMA, 4.75%, 5/01/22	6,092	6,399
FNMA, 4.865%, 6/01/17	39,238	39,578
FNMA, 5.00%, 7/01/17	8,524	9,089
FNMA, 6.405%, 1/01/26	6,511	6,542
		17,272,427
Federal National Mortgage Association (FNMA) Fixed Rate 50.2%		
[e]FNMA 15 Year, 2.50%, 7/01/28	2,400,000	2,414,625
[e]FNMA 15 Year, 3.50%, 7/01/28	5,900,000	6,147,062
[e]FNMA 15 Year, 4.00%, 7/01/27	5,900,000	6,220,582
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	919,175	983,307
FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18	650,432	688,054
FNMA 15 Year, 6.50%, 5/01/14 - 10/01/16	33,200	34,739
[e]FNMA 30 Year, 3.00%, 7/15/43	14,900,000	14,562,421
[e]FNMA 30 Year, 3.50%, 6/01/42	1,650,000	1,675,523
FNMA 30 Year, 5.00%, 4/01/34	349,554	384,342
[e]FNMA 30 Year, 5.00%, 7/01/39	3,500,000	3,767,149
FNMA 30 Year, 5.50%, 11/01/34	1,191,036	1,306,046
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35	2,479,827	2,721,804
FNMA 30 Year, 6.00%, 10/01/34	1,675,559	1,857,266
FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35	1,649,674	1,831,101
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	1,999,874	2,226,989
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	54,471	64,986
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	46,855	54,123
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	265,132	303,475
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	28,313	29,236
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	81,543	91,276
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	75,221	85,237
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	8,213	8,280
FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16	667	674
FNMA 30 Year, 12.50%, 12/01/13	11	11
FNMA PL 30 Year, 10.00%, 9/01/20	16,583	17,344
		47,475,652
[c]Government National Mortgage Association (GNMA) Adjustable Rate 0.2%		
GNMA, 1.625%, 11/20/25	40,897	42,680
GNMA, 1.75%, 7/20/27	101,448	106,027
		148,707
Government National Mortgage Association (GNMA) Fixed Rate 4.8%		
GNMA I SF 15 Year, 7.00%, 4/15/14	1,367	1,409
GNMA I SF 15 Year, 8.00%, 9/15/15	10,292	10,357
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	273,263	305,227
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	224,870	247,490
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	53,539	59,336
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	134,259	147,306
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	75,704	76,929
GNMA I SF 30 Year, 8.50%, 7/15/16 - 7/15/24	123,010	127,063
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	20,705	20,990
GNMA I SF 30 Year, 10.00%, 12/15/18	4,868	4,908
GNMA I SF 30 Year, 10.50%, 1/15/16	435	438
[e]GNMA II SF 30 Year, 3.50%, 7/01/42	2,750,000	2,823,047
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	353,972	404,269
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	235,260	275,460
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	41,710	42,023
GNMA II SF 30 Year, 8.50%, 7/20/16	13,995	14,088
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	3,169	3,580
GNMA II SF 30 Year, 10.50%, 6/20/20	19	19
		4,563,939
Total Mortgage-Backed Securities (Cost $93,348,999)		94,138,575

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Shares	Value
Total Investments before Short Term Investments (Cost $132,776,404)		134,721,078
Short Term Investments (Cost $4,634,746) 4.9%		
Money Market Funds 4.9%		
[f,g] Institutional Fiduciary Trust Money Market Portfolio	4,634,746	4,634,746
Total Investments (Cost $137,411,150) 147.5%		139,355,824
Other Assets, less Liabilities (47.5)%		(44,855,251)
Net Assets 100.0%		$ 94,500,573

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $9,771,912, representing 10.34% of net assets.

[b] The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

[c] The coupon rate shown represents the rate at period end.

[d] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $960,574, representing 1.02% of net assets.

[e] Security purchased on a to-be-announced (TBA) basis.

[f] Non-income producing.

[g] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At June 30, 2013, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts						
CME Ultra Long Term U.S. Treasury Bond	Long	2	$ 294,625	9/19/13	$ -	$ (10,364)
U.S. Long Bond	Long	30	4,075,313	9/19/13	-	(135,544)
Unrealized appreciation (depreciation)					-	(145,908)
Net unrealized appreciation (depreciation)						$ (145,908)

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	66,000	$ 84,843	2/06/14	$ -	$ (1,168)
Euro	DBAB	Sell	111,000	144,999	2/06/14	345	-
Euro	DBAB	Sell	319,541	419,494	4/22/14	2,856	-
Euro	DBAB	Sell	39,000	50,333	2/06/15	-	(630)
Euro	DBAB	Sell	111,000	145,466	2/06/15	415	-
Euro	DBAB	Sell	39,000	50,528	2/05/16	-	(578)
Euro	DBAB	Sell	111,000	145,965	2/05/16	510	-
Unrealized appreciation (depreciation)						4,126	(2,376)
Net unrealized appreciation (depreciation)						$ 1,750	

Franklin Strategic Mortgage Portfolio

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

At June 30, 2013, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counterparty[a] / Exchange	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
OTC Swaps									
Contracts to Sell Protection[d]									
Traded Index									
CMBX.NA.AJ.2	FBCO	$200,000	1.09%	3/15/49	$ (29,010)	$ -	$ (490)	$ (29,500)	Non Investment Grade
Net unrealized appreciation (depreciation)							$ (490)		

[a]Positions are generally not collateralized if the market value is $100,000 to $250,000. Collateral requirements may be net of current positions at the individual counterparty for the Fund. At June 30, 2013, no collateral had been exchanged with the counterparties.
[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The Fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

ABBREVIATIONS

Counterparty

DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG

Currency

EUR - Euro

Selected Portfolio

CDO - Collateralized Debt Obligation
PC - Participation Certificate
PL - Project Loan
SF - Single Family

Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation

approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund's investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market ("OTC credit default

swaps") or may be executed in a multilateral trade facility platform, such as a registered exchange ("centrally cleared credit default swaps"). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying referenced debt obligation. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$	137,511,517
Unrealized appreciation	$	3,220,679
Unrealized depreciation		(1,376,372)
Net unrealized appreciation (depreciation)	$	1,844,307

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Asset-Backed Securities and Commercial Mortgage-Backed Securities	$ -	$ 40,582,503	$ -	$ 40,582,503
Mortgage-Backed Securities	-	94,138,575	-	94,138,575
Short Term Investments	4,634,746	-	-	4,634,746
Total Investments in Securities	$ 4,634,746	$ 134,721,078	$ -	$ 139,355,824
Forward Exchange Contracts	-	4,126	-	4,126
Liabilities:				
Swaps	-	490	-	490
Forward Exchange Contracts	-	2,376	-	2,376
Futures Contracts	145,908	-	-	145,908

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date August 27, 2013